VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
China / Hong Kong: 1.6%
42,947	BeiGene Ltd. (ADR) *	$8,091,215
Netherlands: 2.7%
315,095	QIAGEN NV (USD) *	13,489,217
Spain: 1.7%
459,025	Grifols SA (ADR)	8,372,616
United States: 94.0%
188,282	Alexion Pharmaceuticals, Inc. *	21,132,772
110,998	Alnylam Pharmaceuticals, Inc. * †	16,439,914
306,672	Amgen, Inc.	72,331,658
82,428	Biogen, Inc. *	22,053,611
203,445	BioMarin Pharmaceutical, Inc. *	25,092,906
43,018	Bluebird Bio, Inc. *	2,625,819
78,106	Charles River Laboratories International, Inc. *	13,617,781
215,920	Exact Sciences Corp. * †	18,772,085
628,465	Gilead Sciences, Inc.	48,354,097
136,474	Guardant Health, Inc. *	11,072,136
67,779	Illumina, Inc. *	25,101,953
235,414	Incyte Corp. *	24,475,993
142,929	Ionis Pharmaceuticals, Inc. *	8,427,094
165,341	IQVIA Holdings, Inc. *	23,458,581
364,622	Moderna, Inc. * †	23,412,378
97,103	Neurocrine Biosciences, Inc. *	11,846,566
40,119	Regeneron Pharmaceuticals, Inc. *	25,020,214
106,164	Sarepta Therapeutics, Inc. * †	17,022,336
119,529	Seattle Genetics, Inc. *	20,310,368
58,177	United Therapeutics Corp. *	7,039,417
101,816	Vertex Pharmaceuticals, Inc. *	29,558,203
		467,165,882
Total Common Stocks: 100% (Cost: $445,967,678)		497,118,930
Liabilities in excess of other assets: (0.0)%		(27,614)
NET ASSETS: 100.0%		$497,091,316

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $65,940,036.

Summary of Investments by Sector	% of Investments	Value
Biotechnology	82.6%	$410,379,262
Health Care Services	2.2	11,072,136
Life Sciences Tools & Services	15.2	75,667,532
	100.0%	$497,118,930

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 3.6%
63,273	GFL Environmental, Inc. (USD)	$1,187,634
United States: 96.3%
34,175	ABM Industries, Inc.	1,240,552
36,677	Advanced Disposal Services, Inc. *	1,106,545
128,419	Advanced Emissions Solutions, Inc. †	622,832
27,398	Cantel Medical Corp.	1,211,814
22,797	Casella Waste Systems, Inc. *	1,188,180
18,819	Clean Harbors, Inc. *	1,128,764
117,902	Covanta Holding Corp.	1,130,680
48,005	Darling International, Inc. *	1,181,883
25,190	Donaldson Co., Inc.	1,171,839
75,056	Energy Recovery, Inc. * †	570,050
62,928	Evoqua Water Technologies Corp. *	1,170,461
38,097	Heritage-Crystal Clean, Inc. *	665,174
39,641	Republic Services, Inc.	3,252,544
36,459	Schnitzer Steel Industries, Inc.	643,137
86,345	Sharps Compliance Corp. *	607,005
19,720	Stericycle, Inc. * †	1,103,926
21,078	STERIS Plc	3,234,208
17,967	Tennant Co.	1,168,035
15,077	Tetra Tech, Inc.	1,192,892
33,565	US Ecology, Inc.	1,137,182
35,571	Waste Connections, Inc.	3,336,204
31,042	Waste Management, Inc.	3,287,658
		31,351,565
Total Common Stocks (Cost: $30,969,610)		32,539,199
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $38,887)
Money Market Fund: 0.1%
38,887	State Street Navigator Securities Lending Government Money Market Portfolio	38,887
Total Investments: 100.0% (Cost: $31,008,497)		32,578,086
Liabilities in excess of other assets: (0.0)%		(12,355)
NET ASSETS: 100.0%		$32,565,731

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $644,845.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	3.6%	$1,181,883
Health Care	13.7	4,446,022
Industrials	78.8	25,645,325
Materials	3.9	1,265,969
	100.0%	$32,539,199

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Australia: 11.3%
165,347	Aristocrat Leisure Ltd. #	$2,953,920
91,619	Crown Resorts Ltd. #	615,757
188,990	Star Entertainment Group Ltd. #	374,638
499,945	TABCORP Holdings Ltd. #	1,176,464
		5,120,779
Cambodia: 1.2%
454,000	Nagacorp Ltd. #	529,617
China / Hong Kong: 19.6%
480,240	Galaxy Entertainment Group Ltd. #	3,294,346
121,000	Melco International Development Ltd. #	235,915
67,445	Melco Resorts & Entertainment Ltd. (ADR)	1,046,746
256,900	MGM China Holdings Ltd. † #	333,874
677,200	Sands China Ltd. #	2,667,668
645,000	SJM Holdings Ltd. #	723,136
303,600	Wynn Macau Ltd. #	526,578
		8,828,263
France: 2.2%
32,303	La Francaise des Jeux SAEM Reg S 144A #	998,115
Greece: 1.3%
61,753	OPAP SA #	588,316
Ireland: 8.4%
28,672	Flutter Entertainment Plc † #	3,784,222
Japan: 2.8%
19,000	Heiwa Corp. #	318,044
13,479	Sankyo Co. Ltd. #	326,537
52,400	Sega Sammy Holdings, Inc. #	628,654
		1,273,235
Malaysia: 2.6%
674,900	Genting Bhd #	650,039
886,598	Genting Malaysia Bhd #	527,304
		1,177,343
Malta: 0.7%
54,408	Kindred Group Plc (SDR) #	328,520
New Zealand: 0.4%
108,736	SkyCity Entertainment Group Ltd. #	168,708
Singapore: 2.1%
1,743,700	Genting Singapore Ltd. #	958,339
South Korea: 1.5%
28,288	Kangwon Land, Inc. #	509,793
15,381	Paradise Co. Ltd. #	172,832
		682,625
Sweden: 3.2%
24,537	Evolution Gaming Group AB Reg S 144A #	1,457,633
United Kingdom: 3.7%
127,365	GVC Holdings Plc #	1,164,118
59,828	Playtech Ltd. #	208,449
196,252	William Hill Plc #	276,486
		1,649,053
United States: 39.2%
17,447	Boyd Gaming Corp.	364,642
111,474	Caesars Entertainment Corp. * †	1,352,180
8,852	Churchill Downs, Inc.	1,178,644
69,207	DraftKings, Inc. *	2,301,825
11,726	Eldorado Resorts, Inc. * †	469,744
43,433	Gaming and Leisure Properties, Inc.	1,502,782
30,803	International Game Technology Plc †	274,147
77,079	Las Vegas Sands Corp.	3,510,178
30,712	MGM Growth Properties LLC	835,673
98,581	MGM Resorts International †	1,656,161
28,012	Penn National Gaming, Inc. * †	855,486
103,384	VICI Properties, Inc.	2,087,323
17,248	Wynn Resorts Ltd.	1,284,803
		17,673,588
Total Common Stocks (Cost: $47,792,840)		45,218,356
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.6% (Cost: $3,401,429)
Money Market Fund: 7.6%
3,401,429	State Street Navigator Securities Lending Government Money Market Portfolio	3,401,429
Total Investments: 107.8% (Cost: $51,194,269)		48,619,785
Liabilities in excess of other assets: (7.8)%		(3,501,616)
NET ASSETS: 100.0%		$45,118,169

Definitions:

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,294,084.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $26,498,022 which represents 58.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,455,748, or 5.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	90.2%	$40,792,578
Real Estate	9.8	4,425,778
	100.0%	$45,218,356

VANECK VECTORS LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUND: 99.9% (a) (Cost: $34,863,815)

127,658	Vanguard S&P 500 ETF	$36,182,107
Total Investments: 99.9% (Cost: $34,863,815)		36,182,107
Other assets less liabilities: 0.1%		49,097
NET ASSETS: 100.0%		$36,231,204

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Fund	100.0%	$36,182,107

VANECK VECTORS MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.5%
Banks: 10.7%
746	Cullen/Frost Bankers, Inc. †	$55,734
15,726	JPMorgan Chase & Co.	1,479,188
16,128	US Bancorp	593,833
46,430	Wells Fargo & Co.	1,188,608
		3,317,363
Capital Goods: 8.6%
5,887	3M Co.	918,313
3,619	Eaton Corp. Plc	316,590
6,024	Emerson Electric Co.	373,669
407	Hubbell, Inc.	51,022
419	Lincoln Electric Holdings, Inc.	35,297
1,664	Lockheed Martin Corp.	607,227
629	MSC Industrial Direct Co.	45,797
749	Rockwell Automation, Inc.	159,537
447	Snap-on, Inc.	61,914
239	WW Grainger, Inc.	75,084
		2,644,450
Consumer Services: 3.2%
503	Dunkin’ Brands Group, Inc.	32,811
5,013	McDonald’s Corp.	924,748
720	Wyndham Hotels & Resorts, Inc.	30,686
		988,245
Diversified Financials: 3.2%
941	BlackRock, Inc.	511,989
160	Cohen & Steers, Inc.	10,888
1,293	Eaton Vance Corp.	49,910
456	Evercore, Inc.	26,868
1,230	Federated Investors, Inc.	29,151
4,057	Franklin Resources, Inc.	85,075
3,488	Janus Henderson Group Plc	73,806
1,757	T. Rowe Price Group, Inc.	216,990
		1,004,677
Energy: 8.0%
18,127	Chevron Corp.	1,617,472
32,724	Kinder Morgan, Inc.	496,423
10,776	ONEOK, Inc.	357,979
		2,471,874
Food, Beverage & Tobacco: 18.8%
36,985	Altria Group, Inc.	1,451,661
5,832	General Mills, Inc.	359,543
10,595	PepsiCo, Inc.	1,401,295
18,784	Philip Morris International, Inc.	1,316,007
28,678	The Coca-Cola Co.	1,281,333
		5,809,839
Insurance: 0.7%
1,927	Travelers Cos, Inc.	219,774
Materials: 0.3%
2,402	CF Industries Holdings, Inc.	67,592
1,228	Valvoline, Inc.	23,737
		91,329
Pharmaceuticals / Biotechnology: 16.6%
4,633	Amgen, Inc.	1,092,739
18,106	Bristol-Myers Squibb Co.	1,064,633
18,877	Merck & Co., Inc.	1,459,758
46,692	Pfizer, Inc.	1,526,828
		5,143,958
Semiconductor: 8.5%
4,702	Broadcom, Inc.	1,483,998
2,706	Maxim Integrated Products, Inc.	164,011
7,637	Texas Instruments, Inc.	969,670
		2,617,679
Software & Services: 1.0%
2,755	Paychex, Inc.	208,691
4,013	The Western Union Co.	86,761
		295,452
Technology Hardware & Equipment: 0.6%
2,192	TE Connectivity Ltd.	178,758
Telecommunication Services: 9.2%
44,024	AT&T, Inc.	1,330,846
27,491	Verizon Communications, Inc.	1,515,579
		2,846,425
Transportation: 2.9%
1,106	CH Robinson Worldwide, Inc. †	87,440
4,835	Union Pacific Corp.	817,453
		904,893
Utilities: 7.2%
8,537	CenterPoint Energy, Inc. †	159,386
10,012	Dominion Energy, Inc.	812,774
1,852	DTE Energy Co.	199,090
7,845	Duke Energy Corp.	626,737
9,341	Exelon Corp.	338,985
908	New Jersey Resources Corp.	29,646
2,306	OGE Energy Corp.	70,010
		2,236,628
Total Common Stocks (Cost: $32,060,491)		30,771,344
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $52,398)
Money Market Fund: 0.2%
52,398	State Street Navigator Securities Lending Government Money Market Portfolio	52,398
Total Investments: 99.7% (Cost: $32,112,889)		30,823,742
Other assets less liabilities: 0.3%		107,266
NET ASSETS: 100.0%		$30,931,008

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $287,322.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	9.3%	$2,846,425
Consumer Discretionary	3.2	988,245
Consumer Staples	18.9	5,809,839
Energy	8.0	2,471,874
Financials	14.8	4,541,814
Health Care	16.7	5,143,958
Industrials	11.5	3,549,343
Information Technology	10.0	3,091,889
Materials	0.3	91,329
Utilities	7.3	2,236,628
	100.0%	$30,771,344

VANECK VECTORS MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 1.0%
11,686	Brambles Ltd. #	$88,402
Canada: 2.0%
2,910	Enbridge, Inc.	88,197
1,297	Royal Bank of Canada	87,714
		175,911
China / Hong Kong: 7.1%
6,400	Alibaba Group Holding Ltd * #	172,697
799	Baidu, Inc. (ADR) *	95,792
3,100	Tencent Holdings Ltd. #	198,643
3,601	Yum China Holdings, Inc. (USD)	173,100
		640,232
Denmark: 1.0%
1,404	Novo Nordisk AS #	91,420
France: 5.2%
609	Essilor International SA * #	78,298
994	Safran SA * #	99,957
1,790	Sanofi SA #	182,496
941	Schneider Electric SE #	104,641
		465,392
Germany: 3.4%
1,225	Bayer AG #	90,773
6,771	GEA Group AG #	214,833
		305,606
Ireland: 1.9%
1,873	Medtronic Plc (USD)	171,754
Japan: 5.2%
2,100	Kao Corp. † #	166,790
6,400	Nabtesco Corp. † #	198,227
3,100	Yaskawa Electric Corp. #	107,855
		472,872
Switzerland: 4.0%
4,499	Julius Baer Group Ltd. #	188,927
501	Roche Holding AG #	173,553
		362,480
United Kingdom: 6.6%
13,840	BAE Systems Plc #	82,522
4,606	British American Tobacco Plc #	176,154
8,510	Consumers Packaging, Inc. * #	171,414
971	Reckitt Benckiser Group Plc #	89,078
1,419	Unilever Plc #	76,326
		595,494
United States: 62.7%
129	Alphabet, Inc. *	182,929
35	Amazon.com, Inc. *	96,559
981	American Express Co.	93,391
779	Amgen, Inc.	183,735
1,560	Applied Materials, Inc.	94,302
908	Berkshire Hathaway, Inc. *	162,087
316	Biogen, Inc. *	84,546
197	BlackRock, Inc.	107,186
1,552	Bristol-Myers Squibb Co.	91,258
705	Caterpillar, Inc.	89,183
2,535	Cerner Corp.	173,774
2,258	Comcast Corp.	88,017
3,481	Compass Minerals International, Inc.	169,699
1,112	Constellation Brands, Inc.	194,544
3,205	Corteva, Inc.	85,862
1,073	Dominion Energy, Inc.	87,106
3,041	Emerson Electric Co.	188,633
470	Facebook, Inc. *	106,723
591	General Dynamics Corp.	88,331
1,212	Gilead Sciences, Inc.	93,251
1,724	Guidewire Software, Inc. *	191,105
2,966	Intel Corp.	177,456
2,649	Kellogg Co.	174,993
479	McDonald’s Corp.	88,361
2,127	Merck & Co., Inc.	164,481
1,187	Microchip Technology, Inc.	125,003
965	Microsoft Corp.	196,387
1,955	NIKE, Inc.	191,688
666	PepsiCo, Inc.	88,085
2,600	Pfizer, Inc.	85,020
2,394	Philip Morris International, Inc.	167,724
2,239	Raytheon Technologies Corp.	137,967
993	Salesforce.com, Inc. *	186,019
498	ServiceNow, Inc. *	201,720
1,255	Starbucks Corp.	92,355
778	T. Rowe Price Group, Inc.	96,083
1,921	The Coca-Cola Co.	85,830
824	The Walt Disney Co.	91,884
7,850	The Western Union Co.	169,717
771	Tiffany & Co.	94,016
257	Tyler Technologies, Inc. *	89,148
493	Veeva Systems, Inc. *	115,569
1,507	Zimmer Biomet Holdings, Inc.	179,876
		5,651,603
Total Common Stocks: 100.1% (Cost: $8,040,756)		9,021,166
Liabilities in excess of other assets: (0.1)%		(13,406)
NET ASSETS: 100.0%		$9,007,760

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $334,820.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,753,006 which represents 30.6% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	8.5%	$763,988
Consumer Discretionary	10.9	987,074
Consumer Staples	13.5	1,219,524
Energy	1.0	88,197
Financials	8.1	735,388
Health Care	22.8	2,052,920
Industrials	15.5	1,400,551
Information Technology	15.9	1,430,857
Materials	2.8	255,561
Utilities	1.0	87,106
	100.0%	$9,021,166

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.2%
Australia: 2.4%
116,678	Crown Resorts Ltd. † #	$784,175
247,209	Telstra Corp. Ltd. #	535,355
		1,319,530
Canada: 3.0%
7,863	Canadian Imperial Bank of Commerce	523,854
54,209	Comeco Corp.	554,030
17,608	Enbridge, Inc.	533,670
		1,611,554
China / Hong Kong: 24.7%
1,089,000	Agricultural Bank of China Ltd. #	440,769
4,838	Baidu, Inc. (ADR) *	580,028
2,569,000	Bank of China Ltd. #	951,649
150,000	BOC Hong Kong Holdings Ltd. #	480,287
685,000	China Construction Bank Corp. #	557,171
157,800	China Gas Holdings Ltd. #	488,846
78,500	China Mobile Ltd. #	530,040
91,500	CK Asset Holdings Ltd. #	548,710
328,000	CSPC Pharmaceutical Group Ltd. #	621,199
136,200	Hangzhou Hikvision Digital Technology Co. Ltd. #	589,007
1,462,000	Industrial & Commercial Bank of China Ltd. #	883,884
414,000	MGM China Holdings Ltd. #	538,045
239,600	Sands China Ltd. #	943,847
266,000	Shanghai Pharmaceuticals Holding Co. Ltd. #	447,048
955,000	SJM Holdings Ltd. #	1,070,690
76,500	Sun Hung Kai Properties Ltd. #	977,311
39,070	Trip.com Group Ltd. (ADR) *	1,012,694
640,500	WH Group Ltd. Reg S 144A #	553,520
279,600	Wynn Macau Ltd. #	484,951
334,600	Zhengzhou Yutong Bus Co. Ltd. #	579,202
		13,278,898
Denmark: 1.0%
39,449	Danske Bank A/S * #	527,098
France: 6.3%
15,502	Accor SA * #	422,943
6,155	Airbus SE * #	440,892
81,287	Orange SA † #	971,724
5,916	Safran SA * #	594,913
18,205	Scor SE * #	502,634
7,108	Sodexo SA #	481,828
		3,414,934
Germany: 11.9%
15,188	Bayer AG #	1,125,437
8,453	Bayerische Motoren Werke AG #	539,477
24,934	Fresenius SE & Co. KGaA #	1,238,905
23,195	GEA Group AG #	735,940
33,860	Infineon Technologies AG #	793,167
20,393	KION Group AG #	1,255,202
5,893	Siemens AG #	694,787
		6,382,915
Italy: 1.8%
84,913	Leonardo SpA #	565,883
1,030,017	Telecom Italia SpA #	406,045
		971,928
Japan: 13.5%
14,300	Asahi Group Holdings Ltd. † #	502,667
38,200	Calbee, Inc. #	1,056,715
15,200	Denso Corp. #	596,596
51,800	Japan Tobacco, Inc. † #	962,871
9,300	Murata Manufacturing Co. Ltd. #	548,678
20,600	Nabtesco Corp. † #	638,043
17,900	Nidec Corp. #	1,206,907
30,600	Takeda Pharmaceutical Co. Ltd. #	1,100,312
18,600	Yaskawa Electric Corp. #	647,132
		7,259,921
Mexico: 1.8%
1,502,800	America Movil SAB de CV	959,289
Netherlands: 1.1%
213,737	Koninklijke KPN NV † #	568,345
Singapore: 3.7%
462,800	CapitaLand Ltd. #	976,715
152,262	Oversea-Chinese Banking Corp. Ltd. #	991,380
		1,968,095
South Korea: 1.0%
3,074	SK Telecom Co. Ltd. #	541,387
Spain: 1.8%
23,204	Gas Natural SDG SA † #	433,059
17,633	Grifols SA #	536,018
		969,077
Sweden: 3.9%
122,215	Elekta AB #	1,138,667
75,588	Swedbank AB #	970,778
		2,109,445
Switzerland: 12.4%
25,568	ABB Ltd. #	579,896
16,127	Cie Financiere Richemont SA #	1,040,087
110,936	Credit Suisse Group AG #	1,154,152
26,975	Julius Baer Group Ltd. #	1,132,765
25,502	LafargeHolcim Ltd. #	1,123,398
1,609	Roche Holding AG #	557,378
2,675	The Swatch Group AG † #	536,847
49,824	UBS Group AG #	575,359
		6,699,882
United Kingdom: 8.9%
27,640	British American Tobacco Plc #	1,057,078
71,460	HSBC Holdings Plc #	331,178
28,778	Imperial Brands PLC * #	546,289
71,833	Smiths Group Plc #	1,252,231
645,017	Vodafone Group Plc #	1,022,525
73,816	WPP Plc #	573,867
		4,783,168
Total Common Stocks (Cost: $54,022,388)		53,365,466
PREFERRED STOCKS: 1.0%
Germany: 1.0% (Cost: $555,460)
5,928	Henkel AG & Co. KGaA, 2.24% #	552,873
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $54,577,848)		53,918,339
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0% (Cost: $1,607,371)
Money Market Fund: 3.0%
1,607,371	State Street Navigator Securities Lending Government Money Market Portfolio	1,607,371
Total Investments: 103.2% (Cost: $56,185,219)		55,525,710
Liabilities in excess of other assets: (3.2)%		(1,734,379)
NET ASSETS: 100.0%		$53,791,331

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,941,566.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $49,754,774 which represents 92.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $553,520, or 1.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	12.4%	$6,688,605
Consumer Discretionary	15.7	8,452,180
Consumer Staples	9.7	5,232,013
Energy	2.0	1,087,700
Financials	18.6	10,022,958
Health Care	12.6	6,764,964
Industrials	17.0	9,191,028
Information Technology	3.6	1,930,852
Materials	2.1	1,123,398
Real Estate	4.6	2,502,736
Utilities	1.7	921,905
	100.0%	$53,918,339

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Banks: 7.0%
3,353,434	Bank of America Corp.	$79,644,058
2,153,318	US Bancorp	79,285,169
2,782,910	Wells Fargo & Co.	71,242,496
		230,171,723
Capital Goods: 11.6%
571,493	Boeing Co.	104,754,667
665,857	Caterpillar, Inc.	84,230,911
740,356	Emerson Electric Co.	45,924,283
563,929	General Dynamics Corp.	84,284,828
1,033,006	Raytheon Technologies Corp.	63,653,830
		382,848,519
Consumer Durables & Apparel: 4.5%
1,689,781	Harley-Davidson, Inc.	40,166,094
474,522	NIKE, Inc.	46,526,882
683,094	Polaris Industries, Inc.	63,220,350
		149,913,326
Diversified Financials: 9.9%
857,019	American Express Co.	81,588,209
418,541	Berkshire Hathaway, Inc. *	74,713,754
89,769	BlackRock, Inc.	48,842,415
728,244	State Street Corp.	46,279,906
2,231,335	The Charles Schwab Corp.	75,285,243
		326,709,527
Energy: 2.7%
1,845,818	Cheniere Energy, Inc. *	89,189,926
Food, Beverage & Tobacco: 11.0%
1,975,832	Altria Group, Inc.	77,551,406
512,012	Constellation Brands, Inc.	89,576,499
1,220,728	Kellogg Co.	80,641,292
1,103,019	Philip Morris International, Inc.	77,277,511
893,546	The Coca-Cola Co.	39,923,635
		364,970,343
Health Care Equipment & Services: 7.7%
604,483	Cerner Corp.	41,437,310
863,062	Medtronic Plc	79,142,785
224,734	Veeva Systems, Inc. *	52,682,144
693,593	Zimmer Biomet Holdings, Inc.	82,787,261
		256,049,500
Materials: 4.7%
1,603,227	Compass Minerals International, Inc. †	78,157,316
2,925,698	Corteva, Inc.	78,379,449
		156,536,765
Media & Entertainment: 5.2%
1,048,820	Comcast Corp.	40,883,004
214,392	Facebook, Inc. *	48,681,992
2,098,253	John Wiley & Sons, Inc.	81,831,867
		171,396,863
Pharmaceuticals / Biotechnology: 10.3%
260,708	Biogen, Inc. *	69,752,425
721,060	Bristol-Myers Squibb Co.	42,398,328
1,000,863	Gilead Sciences, Inc.	77,006,399
980,097	Merck & Co., Inc.	75,790,901
2,315,757	Pfizer, Inc.	75,725,254
		340,673,307
Retailing: 4.0%
16,926	Amazon.com, Inc. *	46,695,787
358,895	Tiffany & Co.	43,763,656
461,730	Yum! Brands, Inc.	40,128,954
		130,588,397
Semiconductor: 6.9%
724,602	Applied Materials, Inc.	43,802,191
1,365,776	Intel Corp.	81,714,378
957,480	Microchip Technology, Inc. †	100,832,219
		226,348,788
Software & Services: 13.1%
405,869	Aspen Technology, Inc. *	42,052,087
1,377,898	Blackbaud, Inc.	78,650,418
793,765	Guidewire Software, Inc. * †	87,988,850
223,859	Microsoft Corp.	45,557,545
457,500	Salesforce.com, Inc. *	85,703,475
229,106	ServiceNow, Inc. *	92,801,676
		432,754,051
Utilities: 1.2%
498,499	Dominion Energy, Inc.	40,468,149
Total Common Stocks (Cost: $3,248,589,971)		3,298,619,184
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $1,359)
Money Market Fund: 0.0%
1,359	State Street Navigator Securities Lending Government Money Market Portfolio	1,359
Total Investments: 99.8% (Cost: $3,248,591,330)		3,298,620,543
Other assets less liabilities: 0.2%		5,174,498
NET ASSETS: 100.0%		$3,303,795,041

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $52,597,929.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	5.2%	$171,396,863
Consumer Discretionary	8.5	280,501,723
Consumer Staples	11.1	364,970,343
Energy	2.7	89,189,926
Financials	16.9	556,881,250
Health Care	18.1	596,722,807
Industrials	11.6	382,848,519
Information Technology	20.0	659,102,839
Materials	4.7	156,536,765
Utilities	1.2	40,468,149
	100.0%	$3,298,619,184

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Denmark: 4.5%
159,511	Novo Nordisk A/S (ADR)	$10,444,780
France: 5.0%
228,885	Sanofi SA (ADR)	11,684,579
Ireland: 7.0%
475,213	Amarin Corp. Plc (ADR) * †	3,288,474
57,490	Jazz Pharmaceuticals Plc (USD) *	6,343,447
121,400	Perrigo Co. Plc (USD)	6,709,778
		16,341,699
Israel: 4.7%
881,084	Teva Pharmaceutical Industries Ltd. (ADR) *	10,863,766
Japan: 4.3%
560,859	Takeda Pharmaceutical Co. Ltd. (ADR)	10,056,202
Switzerland: 5.0%
134,054	Novartis AG (ADR)	11,708,276
United Kingdom: 11.6%
219,924	AstraZeneca Plc (ADR)	11,631,780
278,159	GlaxoSmithKline Plc (ADR) †	11,346,106
32,120	GW Pharmaceuticals Plc (ADR) * †	3,941,766
		26,919,652
United States: 57.6%
121,741	AbbVie, Inc.	11,952,531
109,511	AmerisourceBergen Corp.	11,035,424
387,719	Bausch Health Cos, Inc. *	7,091,381
196,089	Bristol-Myers Squibb Co.	11,530,033
117,050	Catalent, Inc. *	8,579,765
355,254	Elanco Animal Health, Inc. *	7,620,198
78,124	Eli Lilly & Co.	12,826,398
79,816	Johnson & Johnson	11,224,524
68,768	McKesson Corp.	10,550,387
144,267	Merck & Co., Inc.	11,156,167
488,294	Mylan NV *	7,851,768
62,054	Patterson Cos, Inc.	1,365,188
328,417	Pfizer, Inc.	10,739,236
75,885	Zoetis, Inc.	10,399,280
		133,922,280
Total Common Stocks (Cost: $258,282,819)		231,941,234
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0% (Cost: $4,740,965)
Money Market Fund: 2.0%
4,740,965	State Street Navigator Securities Lending Government Money Market Portfolio	4,740,965
Total Investments: 101.7% (Cost: $263,023,784)		236,682,199
Liabilities in excess of other assets: (1.7)%		(4,022,861)
NET ASSETS: 100.0%		$232,659,338

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,925,529.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	6.6%	$15,241,005
Health Care Distributors	9.9	22,950,999
Pharmaceuticals	83.5	193,749,230
	100.0%	$231,941,234

VANECK VECTORS REAL ASSET ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 50.6% (a)
4,569	Energy Select Sector SPDR Fund	$172,937
104,995	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,358,635
5,919	iShares Global Infrastructure ETF	226,638
110,451	iShares Gold Trust *	1,876,562
6,947	iShares MSCI Global Metals & Mining Producers ETF	170,410
105,863	SPDR Gold MiniShares Trust *	1,880,127
2,837	VanEck Vectors Agribusiness ETF ‡	170,895
2,380	VanEck Vectors Coal ETF ‡	170,910
6,100	VanEck Vectors Energy Income ETF ‡	232,212
10,798	VanEck Vectors Gold Miners ETF ‡	396,071
2,102	VanEck Vectors Low Carbon Energy ETF * ‡	171,691
1,412	VanEck Vectors Oil Services ETF ‡	171,971
2,647	VanEck Vectors Unconventional Oil & Gas ETF ‡	174,159
2,869	Vanguard Real Estate ETF	225,303
Total Investments (Cost: $6,211,883)		7,398,521
Other assets less liabilities: 49.4%		7,220,977
NET ASSETS: 100.0%		$14,619,498

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2020 is set forth below:

Affiliates	Value 09/30/19	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20
VanEck Vectors Agribusiness ETF	$629,819	$2,362,667	$(2,533,208)	$(302,548)	$28,789	$14,165	$170,895
VanEck Vectors Coal ETF	438.018	3,079,661	(2,820,673)	(591,284)	103,333	65,188	170,910
VanEck Vectors Energy Income	—	227,164	—	—	27,138	5,048	232,212
VanEck Vectors Gold Miners ETF	623,358	4,775,904	(4,413,155)	(597,316)	9,748	7,280	396,071
VanEck Vectors Low Carbon Energy	—	1,470,591	(1,081,950)	(217,496)	—	546	171,691
VanEck Vectors Oil Services ETF	645,333	1,864,694	(1,475,594)	(941,387)	25,910	78,925	171,971
VanEck Vectors Steel ETF	658,101	1,395,201	(1,468,812)	(630,662)	—	46,172	—
VanEck Unconventional Oil & Gas ETF	459,934	1,826,268	(1,323,659)	(838,225)	21,437	49,841	174,159
	$3,454,563	$17,002,150	$(15,117,051)	$(4,118,918)	$216,355	$267,165	$1,487,909

Summary of Investments by Sector	% of Investments	Value
Agribusiness	2.3%	$170,895
Coal	2.3	170,910
Diversified Commodities Futures	18.4	1,358,635
Energy	5.5	405,149
Global Metals and Mining	2.3	170,410
Gold Bullion	50.8	3,756,689
Gold Mining	5.3	396,071
Low Carbon Energy	2.3	171,691
Oil Services	2.3	171,971
Unconventional Oil & Gas	2.4	174,159
US Real Estate Investment Trusts	3.0	225,303
Utilities	3.1	226,638
	100.0%	$7,398,521

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
China / Hong Kong: 4.5%
85,995	JD.com, Inc. (ADR) *	$5,175,179
United States: 95.8%
8,763	Amazon.com, Inc. *	24,175,540
17,503	AmerisourceBergen Corp.	1,763,777
2,633	AutoZone, Inc. *	2,970,340
24,143	Best Buy Co., Inc.	2,106,960
26,425	Cardinal Health, Inc.	1,379,121
18,872	Costco Wholesale Corp.	5,722,179
81,883	CVS Caremark Corp.	5,319,939
26,889	Dollar General Corp.	5,122,623
20,062	Dollar Tree, Inc. *	1,859,346
17,083	Kohl’s Corp.	354,814
20,197	L Brands, Inc.	302,349
44,580	Lowe’s Cos, Inc.	6,023,650
27,106	Macy’s, Inc. †	186,489
18,490	McKesson Corp.	2,836,736
9,250	O’Reilly Automotive, Inc. *	3,900,447
38,489	Ross Stores, Inc.	3,280,802
59,495	Sysco Corp.	3,251,997
43,499	Target Corp.	5,216,835
36,015	The Gap, Inc.	454,509
51,118	The Home Depot, Inc.	12,805,570
92,145	The Kroger Co.	3,119,108
95,236	TJX Cos, Inc.	4,815,132
84,594	Walgreens Boots Alliance, Inc.	3,585,940
84,124	Walmart, Inc.	10,076,373
		110,630,576
Total Common Stocks (Cost: $110,940,481)		115,805,755
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $129,328)
Money Market Fund: 0.1%
129,328	State Street Navigator Securities Lending Government Money Market Portfolio	129,328
Total Investments: 100.4% (Cost: $111,069,809)		115,935,083
Liabilities in excess of other assets: (0.4)%		(471,006)
NET ASSETS: 100.0%		$115,464,077

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $177,160.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	68.0%	$78,750,585
Consumer Staples	22.2	25,755,597
Health Care	9.8	11,299,573
	100.0%	$115,805,755

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Netherlands: 9.4%
338,841	ASML Holding NV (USD)	$124,703,653
710,874	NXP Semiconductor NV (USD)	81,068,071
		205,771,724
Switzerland: 2.5%
1,969,532	STMicroelectronics NV (USD) †	53,984,872
Taiwan: 11.3%
4,393,051	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	249,393,505
United States: 76.9%
1,728,401	Advanced Micro Devices, Inc. *	90,931,177
807,936	Analog Devices, Inc.	99,085,271
1,658,530	Applied Materials, Inc.	100,258,139
350,150	Broadcom, Inc.	110,510,842
655,115	Cadence Design Systems, Inc. *	62,864,835
3,413,729	Intel Corp.	204,243,406
353,434	KLA-Tencor Corp.	68,735,844
329,514	Lam Research Corp.	106,584,599
1,070,506	Marvell Technology Group Ltd.	37,531,940
616,708	Maxim Integrated Products, Inc.	37,378,672
476,984	Microchip Technology, Inc.	50,231,185
1,892,118	Micron Technology, Inc. *	97,481,919
489,587	NVIDIA Corp.	185,998,997
907,122	ON Semiconductor Corp. * †	17,979,158
261,533	Qorvo, Inc. *	28,907,243
1,212,078	Qualcomm, Inc.	110,553,634
453,008	Skyworks Solutions, Inc.	57,921,603
438,981	Teradyne, Inc.	37,098,284
839,501	Texas Instruments, Inc.	106,591,442
120,012	Universal Display Corp.	17,956,196
635,782	Xilinx, Inc.	62,554,591
		1,691,398,977
Total Common Stocks (Cost: $2,187,264,644)		2,200,549,078
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $713,666)
Money Market Fund: 0.0%
713,666	State Street Navigator Securities Lending Government Money Market Portfolio	713,666
Total Investments: 100.1% (Cost: $2,187,978,310)		2,201,262,744
Liabilities in excess of other assets: (0.1)%		(2,702,714)
NET ASSETS: 100.0%		$2,198,560,030

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,257,917.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Application Software	2.8%	$62,864,835
Semiconductor Equipment	19.9	437,380,519
Semiconductors	77.3	1,700,303,724
	100.0%	$2,200,549,078

VANECK VECTORS VIDEO GAMING AND ESPORTS

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
China / Hong Kong: 20.9%
351,930	Bilibili, Inc. (ADR) * †	$16,301,398
1,201,000	Kingsoft Corp. Ltd. * † #	5,625,573
32,645	NetEase, Inc. (ADR)	14,017,110
385,400	Tencent Holdings Ltd. #	24,695,770
		60,639,851
France: 3.6%
126,671	Ubisoft Entertainment SA * #	10,486,412
Japan: 21.3%
215,700	Bandai Namco Holdings, Inc. † #	11,363,498
141,700	Capcom Co. Ltd. #	5,191,067
122,200	Dena Co. Ltd. #	1,526,975
156,000	Konami Holdings Corp. † #	5,209,885
577,700	Nexon Co. Ltd. #	13,041,720
42,800	Nintendo Co. Ltd. #	19,150,498
125,300	Square Enix Holdings Co. Ltd. #	6,353,510
		61,837,153
Poland: 4.4%
124,865	CD Project SA * #	12,585,140
Singapore: 5.0%
135,488	Sea Ltd. (ADR) * †	14,529,733
South Korea: 7.1%
18,057	NCSoft Corp. #	13,433,084
54,755	Netmarble Corp. Reg S 144A * † #	4,589,350
14,469	Pearl Abyss Corp. * #	2,632,468
		20,654,902
Sweden: 1.6%
320,839	Embracer Group AB * #	4,509,102
Taiwan: 2.1%
1,689,000	Micro-Star International Co. Ltd. #	6,183,350
United States: 34.1%
225,532	Activision Blizzard, Inc.	17,117,879
338,151	Advanced Micro Devices, Inc. *	17,790,124
122,278	Electronic Arts, Inc. *	16,146,810
59,245	NVIDIA Corp.	22,507,768
90,936	Take-Two Interactive Software, Inc. *	12,691,938
1,338,315	Zynga, Inc. *	12,767,525
		99,022,044
Total Common Stocks (Cost: $225,510,050)		290,447,687
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5% (Cost: $4,440,661)
Money Market Fund: 1.5%
4,440,661	State Street Navigator Securities Lending Government Money Market Portfolio	4,440,661
Total Investments: 101.6% (Cost: $229,950,711)		294,888,348
Liabilities in excess of other assets: (1.6)%		(4,753,709)
NET ASSETS: 100.0%		$290,134,639

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $31,204,415.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $146,577,402 which represents 50.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,589,350, or 1.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	78.2%	$226,977,374
Consumer Discretionary	3.9	11,363,498
Information Technology	17.9	52,106,815
	100.0%	$290,447,687